Intangible Assets Other Than Goodwill (Tables)	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Other Than Goodwill
Intangible assets	June 30, 2021	December 31, 2020
Acquisition cost	$178,642	$178,642
Accumulated amortization	(82,859)	(80,079)
Total Intangible assets net book value	$95,783	$98,563

Intangible Assets Other Than Goodwill - Schedule of Aggregate Amortization
Period
Year One	$5,581
Year Two	5,581
Year Three	5,588
Year Four	5,581
Year Five	5,581
Thereafter	67,871
Total	$95,783